Schedule of Options Outstanding (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	160,841	105,090	114,301
Exercise Price $31.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	23,781	18,265	18,826
Exercise Price $51.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	5,731	17,500	17,500
Exercise Price $80.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	7,326	6,825	15,475
Exercise Price $133.40 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	32,700	62,500	62,500
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	46,512
Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	10,466
Exercise Price Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	6,825
Exercise Price Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	27,500